UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

414-765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2007

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2007

WWW.DUNCAN-HURST.COM

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

Enclosed is the CAN SLIM® Select Growth Fund’s Annual Report containing financial statements for the fiscal year period ending March 31, 2007.

Duncan-Hurst is not satisfied with the Fund’s performance since inception. Investor’s Business Daily is looking at ways to enhance the implementation of the CAN SLIM® methodology to the CAN SLIM® Select List. We believe such enhancements could better able Duncan-Hurst to achieve its stated investment objective of long-term capital appreciation.

The CAN SLIM® Select Growth Fund’s last twelve months of performance, unfortunately, coincided with a declining period for our aggressive growth style coupled with volatile market indices. This performance is consistent with occasional historical periods of volatility, which have been short-term in nature.

For the period beginning March 31, 2006, and ending March 31, 2007, the Fund posted a return of -15.06% versus +4.44% for the Russell 2500 Growth Index and +11.83% for the S&P 500. The Fund’s performance benefited from stock selection in the financials and materials groups, while the primary detractor resulted from underperformance of industrial stocks and information technology stocks. The fiscal year was especially challenging for the CAN SLIM® style. Leading stocks in leading industries were the worst performers during the twelve-month period and was particularly evident during the third quarter of 2006 which was the primary cause for the 12.4% loss to the Index during this quarter. The overall market had three significant downtrends during the last twelve months. During those periods the “M” in “CAN SLIM® Select List” (see prospectus) signaled to raise cash and, therefore, the Fund shifted to higher levels of cash. When the markets turned in the first quarter of 2007, the cash position caused drag and prevented the Fund from benefiting.

The CAN SLIM® Select Growth Fund will continue to invest in stocks of all capitalization ranges that exhibit quarterly and annual earnings growth, show leadership in an industry, have new products or services, and other characteristics consistent with the CAN SLIM® investment philosophy, as provided by the “CAN SLIM® Select List”.

Thank you for your investment in the CAN SLIM® Select Growth Fund. We are committed to working hard on your behalf.

Sincerely,

William H. Duncan, Jr.	James D. Peterson
Portfolio Manager, CEO	Portfolio Manager

CAN SLIM® SELECT GROWTH FUND

Since the Fund selects stocks from a proprietary list of securities licensed by the Adviser, there is a chance that such license may terminate causing the Fund to shift investment strategies unexpectedly. This could have a negative effect on fund performance.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and greater price volatility than large capitalization companies. The Fund will experience significant portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a current prospectus.

Investment performance reflects fee waivers. In the absence of such waivers, total return would be reduced.

The Russell 2500 Growth Index is an unmanaged index generally representative of the market for U.S. small-cap and mid-cap growth stocks. The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to book ratios and higher forecasted growth values. The Adviser believes that the Russell 2500 Growth Index more accurately indicates the market capitalizations in which the Fund invests, while also reflecting the Fund’s investment style. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

The information provided in this letter represents the opinions of William H. Duncan, Jr. and James Peterson and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The “CAN SLIM® Select” mark, along with the right to use the “CAN SLIM® Select List” has been licensed to the Adviser by IBD® for use by the Fund under certain circumstances.

The Fund is not sponsored, endorsed or sold by IBD®.

“CAN SLIM,” “Investor’s Business Daily,” and “IBD” are service marks and trademarks belonging to Data Analysis, Inc., and are used under license.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC. (5/07)

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2007 (UNAUDITED)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE YEAR ENDED MARCH 31, 2007 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/06 - 3/31/07).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE YEAR ENDED MARCH 31, 2007 (UNAUDITED)
(CONTINUED)

the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE YEAR ENDED MARCH 31, 2007 (UNAUDITED)
(CONTINUED)

with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/01/06	3/31/07	10/01/06 - 3/31/07*
Actual	$1,000	$1,050	$8.69
Hypothetical
(5% return
before expenses)	$1,000	$1,016	$8.55

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

Value of $10,000 vs Russell 2500 Growth Index

Average Annualized Total Returns
Period Ended March 31, 2007
1 Year	-15.06%
Since Inception (9/26/05)	-2.00%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 26, 2005 (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

As of March 31, 2007, the Russell 2500 Growth Index returned 4.44% and 14.07% for the annualized 1-year and since inception periods, respectively.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.duncan-hurst.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2007

Shares		Value
COMMON STOCKS: 64.0%
Banks: 1.1%
10,130	Credicorp, Ltd.	$493,635
Capital Goods: 3.9%
8,330	Belden CDT, Inc.	446,405
16,120	Houston Wire & Cable Company *	451,682
11,080	Kreisler Manufacturing Corp. *	212,847
6,100	Precision Castparts Corp.	634,705
		1,745,639
Commercial Services & Supplies: 1.2%
10,490	Watson Wyatt Worldwide, Inc.	510,339
Consumer Durables & Apparel: 4.8%
8,370	Deckers Outdoor Corp. *	594,437
7,480	Phillips-Van Heusen Corp.	439,824
6,330	Polo Ralph Lauren Corp.	557,990
21,960	Tempur-Pedic International, Inc.	570,740
		2,162,991
Energy: 6.2%
15,310	Bolt Technology Corp. *	524,980
9,230	Dawson Geophysical Co. *	457,162
14,060	EV Energy Partners LP	508,410
15,580	Tesco Corp. *	413,649
4,580	Tesoro Corp.	459,969
10,430	Western Refining, Inc.	406,979
		2,771,149
Food & Staples Retailing: 1.2%
13,400	Ingles Markets, Inc.	547,256
Health Care Equipment & Services: 6.7%
48,780	Assisted Living Concepts, Inc. *	575,604
15,250	Cutera, Inc. *	551,897
23,650	Cynosure, Inc. *	682,303
10,740	Kinetic Concepts, Inc. *	543,874

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2007 (CONTINUED)

Shares		Value
COMMON STOCKS: 64.0% (Continued)
Health Care Equipment & Services: 6.7% (Continued)
19,780	LHC Group, Inc. *	$641,465
		2,995,143
Insurance: 1.1%
47,070	Amtrust Financial Services, Inc.	497,059
Materials: 14.3%
13,440	Albemarle Corp.	555,610
5,210	Allegheny Technologies, Inc.	555,855
10,330	Chaparral Steel Company	600,896
4,000	Martin Marietta Materials, Inc.	540,800
12,670	Mechel Steel Group OAO - ADR	421,277
3,350	Potash Corp. of Saskatchewan, Inc.	535,765
4,680	RTI International Metals, Inc. *	425,927
11,560	Ryerson, Inc.	458,007
7,910	Southern Copper Corp.	566,831
13,750	Steel Dynamics, Inc.	594,000
6,080	United States Steel Corp.	602,954
4,750	Vulcan Materials Co.	553,280
		6,411,202
Media: 1.3%
37,800	Sinclair Broadcast Group, Inc.	584,010
Retailing: 4.9%
14,050	Aeropostale, Inc. *	565,231
12,400	Guess?, Inc.	502,076
10,260	Priceline.com, Inc. *	546,448
14,900	Zumiez, Inc. *	597,788
		2,211,543
Semiconductors & Semiconductor Equipment: 5.6%
10,150	MEMC Electronic Materials, Inc. *	614,887
23,530	Silicon Motion Technology Corp. - ADR *	529,896
13,380	Tessera Technologies, Inc. *	531,721

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2007 (CONTINUED)

Shares		Value
COMMON STOCKS: 64.0% (Continued)
Semiconductors & Semiconductor Equipment: 5.6% (Continued)
7,610	Varian Semiconductor
	Equipment Associates, Inc. *	$406,222
17,350	Verigy, Ltd. *	407,204
		2,489,930
Software & Services: 4.9%
26,350	Perficient, Inc. *	521,203
14,950	Syntel, Inc.	518,018
21,930	ValueClick, Inc. *	573,031
33,290	VASCO Data Security International, Inc. *	594,892
		2,207,144
Technology Hardware & Equipment: 3.6%
16,030	Dolby Laboratories, Inc. *	553,195
18,850	Netgear, Inc. *	537,790
3,930	Research In Motion, Ltd. *	536,406
		1,627,391
Telecommunication Services: 1.1%
6,450	Millicom International Cellular S.A. *	505,422
Transportation: 2.1%
15,400	Allegiant Travel Company *	485,100
10,180	Ryanair Holdings PLC - ADR *	455,962
		941,062
TOTAL COMMON STOCKS
(Cost $26,068,350)		28,700,915

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2007 (CONTINUED)

Shares		Value
SHORT-TERM INVESTMENT: 36.6%
Money Market Investment: 36.6%
16,415,915	AIM Short-Term Prime -
	Institutional Class	$16,415,915
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,415,915)		16,415,915
TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $42,484,265)		45,116,830
Liabilities in Excess of Other Assets: (0.6)%		(269,398)
TOTAL NET ASSETS: 100.0%		$44,847,432

* Non-income producing security.
ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2007

ASSETS
Investments in securities, at value
(cost $42,484,265) (Note 2)	$45,116,830
Receivables:
Investment securities sold	222,627
Fund shares sold	25,300
Dividends and interest	80,741
Prepaid expenses	8,401
Total assets	45,453,899

LIABILITIES
Payables:
Investment securities purchased	455,180
Fund shares redeemed	41,159
Investment advisory fees	23,291
Administration fees	7,747
Custody fees	3,515
Distribution fees	32,199
Fund accounting fees	5,679
Transfer agent fees	13,121
Chief compliance officer fees	1,001
Other accrued expenses	23,575
Total liabilities	606,467
NET ASSETS	$44,847,432
Net asset value, offering price and redemption price
per share ($44,847,432/4,625,475 shares
outstanding; unlimited number of shares
authorized without par value)	$9.70

COMPONENTS OF NET ASSETS
Paid-in capital	$56,680,777
Accumulated net realized loss on investments	(14,465,910)
Net unrealized appreciation on investments	2,632,565
Net assets	$44,847,432

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
Dividends (net of $11,520 foreign withholding tax)	$361,666
Interest	381,808
Total investment income	743,474

EXPENSES (Note 3)
Investment advisory fees	722,524
Distribution fees	180,631
Administration fees	141,984
Transfer agent fees	93,556
Registration fees	40,869
Fund accounting fees	32,901
Custody fees	25,416
Miscellaneous expenses	20,107
Audit fees	17,500
Reports to shareholders	9,705
Trustee fees	7,867
Chief compliance officer fees	6,000
Legal fees	4,265
Insurance expense	2,129
Total expenses	1,305,454
Less: fees waived	(76,809)
Net expenses	1,228,645
Net investment loss	(485,171)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(11,640,739)
Change in net unrealized
appreciation on investments	(4,833,562)
Net realized and unrealized loss on investments	(16,474,301)
Net decrease in net assets
resulting from operations	$(16,959,472)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	March 31, 2007	March 31, 2006*

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(485,171)	$(149,461)
Net realized loss on investments	(11,640,739)	(2,833,191)
Change in net unrealized
appreciation (depreciation)
on investments	(4,833,562)	7,466,127
Net increase (decrease) in net
assets resulting from operations	(16,959,472)	4,483,475

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change in
outstanding shares (a) (b)	(11,871,537)	69,194,966
Total increase in net assets	(28,831,009)	73,678,441

NET ASSETS
Beginning of period	73,678,441	—
End of period	$44,847,432	$73,678,441

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	March 31, 2007		March 31, 2006*
	Shares	Value	Shares	Value
Shares sold	5,759,371	$63,523,418	7,112,836	$76,413,397
Shares
redeemed (b)	(7,583,464)	(75,394,955)	(663,268)	(7,218,431)
Net increase
(decrease)	(1,824,093)	$(11,871,537)	6,449,568	$69,194,966

(b)	Net of redemption fees of $112,882 and $17,198 respectively.

*	Fund commenced operations on September 26, 2005.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Year Ended	Period Ended
	March 31, 2007	March 31, 2006*
Net asset value, beginning of period	$11.42	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.10)	(0.02)
Net realized and unrealized
gain (loss) on investments	(1.64)	1.44
Total from investment operations	(1.74)	1.42
Paid-in capital from
redemption fees (Note 2)	0.02	0.00	**
Net asset value, end of period	$9.70	$11.42
Total return	(15.06)%	14.20%	^
RATIO/SUPPLEMENTAL DATA
Net assets, end
of period (millions)	$44.8	$73.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	1.81%	2.39%	+
After fees waived
and expenses absorbed	1.70%	1.70%	+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	(0.78)%	(1.68)%	+
After fees waived
and expenses absorbed	(0.67)%	(0.99)%	+
Portfolio turnover rate	493%	118%	^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2007

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2007 (CONTINUED)

exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2007, the Fund did not hold fair valued securities.

Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At March 31, 2007, the Fund has an estimated capital loss carryforward of $14,462,668, of which $206,378 will expire in 2014 and $14,256,290 will expire in 2015. The Fund had no post-October losses.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a first-in, first-out basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2007 (CONTINUED)

an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America required that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended March 31, 2007, the Fund decreased paid in capital by $493,191, decreased net investment loss by $485,171, and decreased accumulated realized losses by $8,020 as a result of net operating loss and other reclassifications.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2007 (CONTINUED)

H.
New Accounting Pronouncement. On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Duncan-Hurst Capital Management, L.P. (the “Adviser”) provides the Fund with investment management services under an Investment Adviser Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2007 (CONTINUED)

Fund. For the year ended March 31, 2007, the Fund incurred $722,524 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets. The Adviser’s contract term is indefinite and may be terminated only by the Board of Trustees. For the year ended March 31, 2007, the Adviser waived $76,809 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $181,198. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2009	$104,389
March 31, 2010	$ 76,809

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2007 (CONTINUED)

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets
Minimum annual fee:	$35,000

For the year ended March 31, 2007, the Fund incurred $141,984 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the year ended March 31, 2007, the Fund was allocated $6,000 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the year ended March 31, 2007, the Fund incurred $180,631 in distribution fees.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2007 (CONTINUED)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended March 31, 2007, were $297,353,506 and $325,036,073 respectively.

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2007.

As of March 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$42,485,570
Gross unrealized appreciation	2,828,134
Gross unrealized depreciation	(196,874)
Net unrealized appreciation	$2,631,260
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated gains (losses)	(14,464,605)
Total accumulated earnings (losses)	$(11,833,345)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period September 26, 2005 to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2007, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 18, 2007

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex*	Other
Name, Address	with	Length of	During Past	Overseen	Directorships
and Age	the Trust	Time Served	Five Years	by Trustees	Held

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Allegiant
(born 1943)	and	Term	Industries, Inc.		Funds.
2020 E. Financial Way	Trustee	since	(administrative,
Suite 100		May 1991.	management and
Glendora, CA 91741			business consulting);
formerly Chief
Operating Officer,
Integrated Asset
Management
(investment advisor
and manager) and
formerly President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).
Wallace L. Cook	Trustee	Indefinite	Financial Consultant;	1	The Dana
(born 1939)		Term	formerly Senior Vice		Foundation;
2020 E. Financial Way		since	Trust President,		The University
Suite 100		May 1991.	Rockefeller Co.;		of Virginia
Glendora, CA 91741			Financial Counselor,		Law School
			Rockefeller & Co.		Foundation.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex*	Other
Name, Address	with	Length of	During Past	Overseen	Directorships
and Age	the Trust	Time Served	Five Years	by Trustees	Held
Carl A. Froebel	Trustee	Indefinite	Owner, Golf	1	None.
(born 1938)		Term	Adventures, LLC,
2020 E. Financial Way		since	(Vacation Services),
Suite 100		May 1991.	formerly, President
Glendora, CA 91741			and Founder, National
Investor Data Services,
Inc. (investment related
computer software).
Steven J. Paggioli	Trustee	Indefinite	Consultant since	1	Trustee,
(born 1950)		Term	July 2001; formerly,		Managers
2020 E. Financial Way		since	Executive Vice		Funds; Trustee,
Suite 100		May 1991.	President, Investment		Managers
Glendora, CA 91741			Company		AMG Funds.
Administration,
LLC (“ICA”)
(mutual fund
administrator).
Officers of the Trust

Robert M. Slotky	President	Indefinite	Vice President, U.S.	1	Not
(born 1947)		Term since	Bancorp Fund		Applicable.
2020 E. Financial Way		Aug. 2002.	Services, LLC since
Suite 100	Chief	Indefinite	July 2001; formerly,
Glendora, CA 91741	Compliance	Term since	Senior Vice President,
	Officer	September	ICA (May 1997-
		2004.	July 2001).
	Anti-Money	Indefinite
	Laundering	Term since
	Officer	December
2005.
Eric W. Falkeis	Treasurer	Indefinite	Chief Financial	1	Not
(born 1973)		Term since	Officer, U.S. Bancorp		Applicable.
615 East Michigan St.		Aug 2002.	Fund Services, LLC
Milwaukee, WI 53202			since April 2006;
Vice President,
U.S. Bancorp Fund
Services, LLC since
1997; formerly Chief
Financial Officer,
Quasar Distributors, LLC
(2000-2003).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex*	Other
Name, Address	with	Length of	During Past	Overseen	Directorships
and Age	the Trust	Time Served	Five Years	by Trustees	Held
Angela L. Pingel	Secretary	Indefinite	Counsel, U.S.	1	Not
(born 1971)		Term since	Bancorp Fund		Applicable.
615 East Michigan St.		December	Services LLC since
Milwaukee, WI 53202		2005.	2004; formerly,
Associate, Krukowski
& Costello, S.C.,
(2002-2004); formerly,
Vice President -
Investment Operations,
Heartland Advisors,
Inc. (1994-2002).

All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.

*
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is posted on its website at www.duncan-hurst.com within ten business days after calendar quarter end.

Investment Adviser
Duncan-Hurst Capital Management, L.P.
4365 Executive Drive, Suite 1520
San Diego, CA 92121

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

CAN SLIM® Select Growth Fund
Symbol - CSSGX
CUSIP - 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steve Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2007	FYE 03/31/2006
Audit Fees	$15,000	15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 03/31/2007	FYE 03/31/2006
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  June 7, 2007

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  June 7, 2007

* Print the name and title of each signing officer under his or her signature.